Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about exchange rates
The following significant exchange rates applied during the year:

	Average rate for the year ended December 31,			As of December 31,
	2018	2017	2016	2018	2017
1 €	1.18	1.13	1.11	1.14	1.19
10 MXN	0.52	0.53	0.54	0.51	0.51
1 NZ$	0.69	0.71	0.70	0.67	0.71
1 CA$	0.77	0.77	0.75	0.73	0.80